Offerings - Offering: 1	Apr. 30, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Registrant's 2017 Incentive Award Plan, as amended
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit | $ / shares	284.42
Maximum Aggregate Offering Price	$ 227,536,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,422.73
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement (“Registration Statement”) shall also cover any additional shares of the Registrant’s Class A Common Stock (“Class A Common Stock”) that become issuable under the Registrant’s 2017 Incentive Award Plan (as amended from time to time, the “2017 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class A Common Stock.
(2) Represents (i) 171,860 additional shares of Class A Common Stock to the extent such shares become available for issuance under the 2017 Plan in accordance with the terms of the 2017 Plan as a result of forfeitures of awards and (ii) 628,140 additional shares of Class A Common Stock reserved for issuance under the 2017 Plan.
(3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price for shares reserved for future issuance under the 2017 Plan are based on the average of the high and the low prices of Class A Common Stock as reported on the New York Stock Exchange on April 24, 2026.
(4) The Registrant does not have any fee offsets.